Label	Element	Value
Tema Space Innovators ETF | SpaceX SPV Exposure (Common) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	17.40%
Tema Space Innovators ETF | Rocket Lab Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.70%
Tema Space Innovators ETF | Space Exploration Technologies Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.40%
Tema Space Innovators ETF | AST SpaceMobile, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.50%
Tema Space Innovators ETF | Viasat, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.40%
Tema Space Innovators ETF | Universal Microwave Technology, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.60%
Tema Space Innovators ETF | Filtronic PLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.10%
Tema Space Innovators ETF | Intuitive Machines, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.80%
Tema Space Innovators ETF | MDA Space Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.80%
Tema Space Innovators ETF | Firefly Aerospace, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.80%
Tema Space Innovators ETF | Communications Sector [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	30.80%
Tema Space Innovators ETF | Industrial Sector [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	41.20%
Tema Space Innovators ETF | Information Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	24.40%
Tema Space Innovators ETF | Materials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.00%
Tema Space Innovators ETF | Health Care [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.40%
Tema Space Innovators ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%